Investment Securities (Tables)	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Investment Securities
TABLE 13	Investment Securities

	Available-for-Sale				Held-to-Maturity
At December 31, 2017 (Dollars in Millions)	Amortized Cost	Fair Value	Weighted- Average Maturity in Years	Weighted- Average Yield(e)	Amortized Cost	Fair Value	Weighted- Average Maturity in Years	Weighted- Average Yield(e)
U.S. Treasury and Agencies
Maturing in one year or less	$4,985	$4,965	.5	.85%	$–	$–	–	–%
Maturing after one year through five years	16,683	16,465	3.4	1.67	1,794	1,776	3.5	1.81
Maturing after five years through ten years	1,918	1,871	5.7	1.84	3,387	3,290	6.1	1.80
Maturing after ten years	–	–	–	–	–	–	–	–
Total	$23,586	$23,301	3.0	1.51%	$5,181	$5,066	5.2	1.80%
Mortgage-Backed Securities(a)
Maturing in one year or less	$79	$80	.5	4.33%	$85	$85	.5	2.99%
Maturing after one year through five years	17,637	17,424	4.4	2.08	23,307	22,968	3.8	2.10
Maturing after five years through ten years	18,391	18,179	5.9	2.22	15,497	15,305	5.7	2.31
Maturing after ten years	2,349	2,354	12.8	2.47	261	261	12.3	2.37
Total	$38,456	$38,037	5.6	2.18%	$39,150	$38,619	4.6	2.19%
Asset-Backed Securities(a)
Maturing in one year or less	$–	$–	–	–%	$–	$1	.4	2.12%
Maturing after one year through five years	328	332	3.7	3.00	4	4	3.2	2.28
Maturing after five years through ten years	85	87	5.0	3.23	2	3	5.6	2.25
Maturing after ten years	–	–	–	–	–	4	16.3	2.06
Total	$413	$419	4.0	3.04%	$6	$12	4.1	2.27%
Obligations of State and Political Subdivisions(b)(c)
Maturing in one year or less	$183	$184	.2	7.40%	$–	$–	–	–%
Maturing after one year through five years	662	688	3.2	5.93	1	1	3.7	7.82
Maturing after five years through ten years	4,428	4,532	8.7	5.33	5	6	8.2	2.53
Maturing after ten years	967	954	19.8	5.02	–	–	–	–
Total	$6,240	$6,358	9.6	5.41%	$6	$7	7.6	3.24%
Other Debt Securities
Maturing in one year or less	$–	$–	–	–%	$–	$–	–	–%
Maturing after one year through five years	–	–	–	–	19	19	2.5	2.26
Maturing after five years through ten years	–	–	–	–	–	–	–	–
Maturing after ten years	–	–	–	–	–	–	–	–
Total	$–	$–	–	–%	$19	$19	2.5	2.26%
Other Investments	$22	$22	–	.01%	$–	$–	–	–%
Total investment securities(d)	$68,717	$68,137	5.1	2.25%	$44,362	$43,723	4.7	2.14%
(a)	Information related to asset and mortgage-backed securities included above is presented based upon weighted-average maturities anticipating future prepayments.
(b)	Information related to obligations of state and political subdivisions is presented based upon yield to first optional call date if the security is purchased at a premium, yield to maturity if purchased at par or a discount.
(c)	Maturity calculations for obligations of state and political subdivisions are based on the first optional call date for securities with a fair value above par and contractual maturity for securities with a fair value equal to or below par.
(d)	The weighted-average maturity of the available-for-sale investment securities was 5.1 years at December 31, 2016, with a corresponding weighted-average yield of 2.06 percent. The weighted-average maturity of the held-to-maturity investment securities was 4.6 years at December 31, 2016, with a corresponding weighted-average yield of 1.93 percent.
(e)	Weighted-average yields for obligations of state and political subdivisions are presented on a fully-taxable equivalent basis under a federal income tax rate of 35 percent for the periods presented. Yields on available-for-sale and held-to-maturity investment securities are computed based on amortized cost balances, excluding any premiums or discounts recorded related to the transfer of investment securities at fair value from available-for-sale to held-to-maturity. Weighted-average yield and maturity calculations exclude equity securities that have no stated yield or maturity.

	2017		2016
At December 31 (Dollars in Millions)	Amortized Cost	Percent of Total	Amortized Cost	Percent of Total
U.S. Treasury and agencies	$28,767	25.5%	$22,560	20.5%
Mortgage-backed securities	77,606	68.6	81,698	74.3
Asset-backed securities	419	.4	483	.4
Obligations of state and political subdivisions	6,246	5.5	5,173	4.7
Other debt securities and investments	41	–	62	.1
Total investment securities	$113,079	100.0%	$109,976	100.0%

Investment Securities Held-to-Maturity

The amortized cost, other-than-temporary impairment recorded in other comprehensive income (loss), gross unrealized holding gains and losses, and fair value of held-to-maturity and available-for-sale investment securities at December 31 were as follows:

	2017					2016
			Unrealized Losses					Unrealized Losses
(Dollars in Millions)	Amortized Cost	Unrealized Gains	Other-than- Temporary(e)	Other(f)	Fair Value	Amortized Cost	Unrealized Gains	Other-than- Temporary(e)	Other(f)	Fair Value
Held-to-maturity(a)
U.S. Treasury and agencies	$5,181	$5	$–	$(120)	$5,066	$5,246	$12	$–	$(132)	$5,126
Mortgage-backed securities
Residential
Agency	39,150	48	–	(579)	38,619	37,706	85	–	(529)	37,262
Non-agency non-prime(d)	–	–	–	–	–	1	–	–	–	1
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	–	4	–	–	4	–	5	–	–	5
Other	6	2	–	–	8	8	3	–	–	11
Obligations of state and political subdivisions	6	1	–	–	7	6	1	–	–	7
Obligations of foreign governments	7	–	–	–	7	9	–	–	–	9
Other debt securities	12	–	–	–	12	15	–	–	(1)	14
Total held-to-maturity	$44,362	$60	$–	$(699)	$43,723	$42,991	$106	$–	$(662)	$42,435
(a)	Held-to-maturity investment securities are carried at historical cost or at fair value at the time of transfer from the available-for-sale to held-to-maturity category, adjusted for amortization of premiums and accretion of discounts and credit-related other-than-temporary impairment.
(b)	Available-for-sale investment securities are carried at fair value with unrealized net gains or losses reported within accumulated other comprehensive income (loss) in shareholders’ equity.
(c)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads). When the Company determines the designation, prime securities typically have a weighted-average credit score of 725 or higher and a loan-to-value of 80 percent or lower; however, other pool characteristics may result in designations that deviate from these credit score and loan-to-value thresholds.
(d)	Includes all securities not meeting the conditions to be designated as prime.
(e)	Represents impairment not related to credit for those investment securities that have been determined to be other-than-temporarily impaired.
(f)	Represents unrealized losses on investment securities that have not been determined to be other-than-temporarily impaired.

Investment Securities Available-for-Sale

The amortized cost, other-than-temporary impairment recorded in other comprehensive income (loss), gross unrealized holding gains and losses, and fair value of held-to-maturity and available-for-sale investment securities at December 31 were as follows:

	2017					2016
			Unrealized Losses					Unrealized Losses
(Dollars in Millions)	Amortized Cost	Unrealized Gains	Other-than- Temporary(e)	Other(f)	Fair Value	Amortized Cost	Unrealized Gains	Other-than- Temporary(e)	Other(f)	Fair Value
Available-for-sale(b)
U.S. Treasury and agencies	$23,586	$3	$–	$(288)	$23,301	$17,314	$11	$–	$(198)	$17,127
Mortgage-backed securities
Residential
Agency	38,450	152	–	(571)	38,031	43,558	225	–	(645)	43,138
Non-agency
Prime(c)	–	–	–	–	–	240	6	(3)	(1)	242
Non-prime(d)	–	–	–	–	–	178	20	(3)	–	195
Commercial agency	6	–	–	–	6	15	–	–	–	15
Other asset-backed securities	413	6	–	–	419	475	8	–	–	483
Obligations of state and political subdivisions	6,240	147	–	(29)	6,358	5,167	55	–	(183)	5,039
Corporate debt securities	–	–	–	–	–	11	–	–	(2)	9
Other investments	22	–	–	–	22	27	9	–	–	36
Total available-for-sale	$68,717	$308	$–	$(888)	$68,137	$66,985	$334	$(6)	$(1,029)	$66,284
(a)	Held-to-maturity investment securities are carried at historical cost or at fair value at the time of transfer from the available-for-sale to held-to-maturity category, adjusted for amortization of premiums and accretion of discounts and credit-related other-than-temporary impairment.
(b)	Available-for-sale investment securities are carried at fair value with unrealized net gains or losses reported within accumulated other comprehensive income (loss) in shareholders’ equity.
(c)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads). When the Company determines the designation, prime securities typically have a weighted-average credit score of 725 or higher and a loan-to-value of 80 percent or lower; however, other pool characteristics may result in designations that deviate from these credit score and loan-to-value thresholds.
(d)	Includes all securities not meeting the conditions to be designated as prime.
(e)	Represents impairment not related to credit for those investment securities that have been determined to be other-than-temporarily impaired.
(f)	Represents unrealized losses on investment securities that have not been determined to be other-than-temporarily impaired.

Amount of Interest Income from Taxable and Non-Taxable Investment Securities

The following table provides information about the amount of interest income from taxable and non-taxable investment securities:

Year Ended December 31 (Dollars in Millions)	2017	2016	2015
Taxable	$2,043	$1,878	$1,778
Non-taxable	189	200	223
Total interest income from investment securities	$2,232	$2,078	$2,001

Amount of Gross Gains and Losses Realized through Sales of Available-for-Sale Investment Securities

The following table provides information about the amount of gross gains and losses realized through the sales of available-for-sale investment securities:

Year Ended December 31 (Dollars in Millions)	2017	2016	2015
Realized gains	$75	$93	$7
Realized losses	(18)	(66)	(6)
Net realized gains (losses)	$57	$27	$1
Income tax (benefit) on net realized gains (losses)	$22	$10	$–

Gross Unrealized Losses and Fair Value of Company's Investment Securities

The following table shows the gross unrealized losses and fair value of the Company’s investment securities with unrealized losses, aggregated by investment category and length of time the individual investment securities have been in continuous unrealized loss positions, at December 31, 2017:

	Less Than 12 Months		12 Months or Greater		Total
(Dollars in Millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Held-to-maturity
U.S. Treasury and agencies	$2,109	$(18)	$2,596	$(102)	$4,705	$(120)
Residential agency mortgage-backed securities	17,484	(152)	15,308	(427)	32,792	(579)
Other asset-backed securities	–	–	2	–	2	–
Other debt securities	–	–	12	–	12	–
Total held-to-maturity	$19,593	$(170)	$17,918	$(529)	$37,511	$(699)
Available-for-sale
U.S. Treasury and agencies	$13,911	$(128)	$9,124	$(160)	$23,035	$(288)
Residential agency mortgage-backed securities	9,132	(75)	20,635	(496)	29,767	(571)
Obligations of state and political subdivisions	151	(1)	1,313	(28)	1,464	(29)
Other investments	–	–	1	–	1	–
Total available-for-sale	$23,194	$(204)	$31,073	$(684)	$54,267	$(888)